Expense Example - Class R6 Shares - Federated Hermes Global Small Cap Fund - R6	Jun. 11, 2021 USD ($)
Expense Example:
1 Year	$ 1,163
3 Years	3,250
5 Years	5,052
10 Years	$ 8,555